Pension Plans and Similar Obligations - Sensitivity Analysis (Details) - Discount rate - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pension Plans and Similar Obligations
Increase in actuarial assumption (as a percent)	0.50%	0.50%	0.50%
Decrease in actuarial assumption (as a percent)	0.50%	0.50%	0.50%
Present value of the DBO if discount rate was 50 basis points higher	€ 2,250	€ 2,137	€ 1,911
Present value of the DBO if discount rate was 50 basis points lower	2,459	2,346	2,101
Domestic Plans
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	1,184	1,156	1,015
Present value of the DBO if discount rate was 50 basis points lower	1,278	1,256	1,108
Foreign Plans
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	753	710	649
Present value of the DBO if discount rate was 50 basis points lower	843	798	727
Other Foreign Post Employment Plans
Pension Plans and Similar Obligations
Present value of the DBO if discount rate was 50 basis points higher	313	271	247
Present value of the DBO if discount rate was 50 basis points lower	€ 338	€ 292	€ 266